UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: May 31, 2007

ITEM 1.       SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET
TRUST

CITI CALIFORNIA TAX FREE RESERVES

FORM N-Q
MAY 31, 2007

Citi California Tax Free Reserves

Schedule of Investments (unaudited)	May 31, 2007

Face
Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 99.3%
Education — 9.2%
$ 2,830,000	A-1+	Alameda-Contra Costa, CA, Schools Financing Authority, COP, Capital
		Improvement Financing, Project, Series B, LOC-Scotiabank, 3.730%,
		6/7/07 (a)	$2,830,000
5,500,000	A-1+	California EFA Revenue, Stanford University, Series S-4, 3.650%, 6/1/07 (a)	5,500,000
		California Statewide CDA:
7,500,000	NR	3.550%, 6/12/07 (a)	7,500,000
2,000,000	VMIG1(b)	Revenue, Tiger Woods Learning Foundation, LOC-Bank of America,
		3.560%, 6/7/07 (a)	2,000,000
1,655,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, Series PT-3993, California
		State Public Works Board, FGIC-Insured, SPA-Merrill Lynch, 3.780%,
		6/7/07 (a)	1,655,000
3,205,000	F1+(c)	Rio Linda, CA, USD, Series 1679, FSA-Insured, LIQ-Morgan Stanley,
		3.780%, 6/7/07 (a)	3,205,000
1,325,000	F1(c)	San Diego County, CA, COP, Friends of Chabad, LOC-Comerica Bank,
		3.760%, 6/7/07 (a)	1,325,000
2,535,000	A-1+	William S Hart, CA, Union High School District, COP, School Facilities
		Bridge Program, FSA-Insured, 3.630%, 6/7/07 (a)	2,535,000

		Total Education	26,550,000

Finance — 3.7%
		California State Economic Recovery Bonds:
5,000,000	A-1+	Series C-08, ST GTD-Insured, LOC-Lloyds TSB Bank, 3.800%, 6/1/07
		(a)	5,000,000
2,200,000	A-1+	Series C-09, LOC-Bank of Nova Scotia, 3.800%, 6/1/07 (a)	2,200,000
3,500,000	A-1+	San Mateo County, CA, Joint Powers Financing Authority Lease Revenue,
		Public Safety Project, Series A, LOC-Depfa Bank PLC, 3.720%, 6/7/07
		(a)	3,500,000

		Total Finance	10,700,000

General Obligation — 15.5%
		California State, GO:
3,900,000	A-1+	Series A, Subordinated-Series A-2, LOC-Calyon Bank, 3.630%, 6/6/07
		(a)	3,900,000
4,000,000	A-1+	Series A-2, LOC-JPMorganChase, Westdeutsche Landesbank, 3.820%,
		6/1/07 (a)	4,000,000
6,935,000	NR	TECP, SPA-Bank of Nova Scotia, KBC Bank, Lloyds Bank PLC,
		National Australia Bank, Royal Bank of Scotland, Societe Generale,
		3.650% due 6/14/07	6,935,000
		Los Angeles, CA, USD, GO:
2,895,000	F1+(c)	PA 1117, FSA-Insured, 3.780%, 6/7/07 (a)	2,895,000
2,000,000	VMIG1(b)	Series 1726, AMBAC-Insured, LIQ-Morgan Stanley, 3.780%, 6/7/07 (a)	2,000,000
6,000,000	VMIG1(b)	Oakland, CA, GO, Series 756, FGIC-Insured, 3.780%, 6/7/07 (a)	6,000,000
12,280,000	SP-1+	Orange County, CA, Fire Authority, GO, TRAN, 4.500% due 6/29/07	12,289,010
1,960,000	A-1+	Palomar Pomerado Health, GO, Floats, PT-2995, AMBAC-Insured, LIQ-
		Merrill Lynch Capital Services, 3.780%, 6/7/07 (a)	1,960,000
1,930,000	F1+(c)	Poway, CA, University School District, GO, PT-1889, MBIA-Insured,
		3.780%, 6/7/07 (a)	1,930,000
1,660,000	A-1+	Puerto Rico MFA, GO, PA 642, MBIA-Insured, LIQ-Merrill Lynch Capital
		Services Inc., 3.750%, 6/7/07 (a)	1,660,000
985,000	F1+(c)	Rancho Santiago, CA, Community College District, GO, Series 2550, FSA-
		Insured, SPA-Merrill Lynch, 3.780%, 6/7/07 (a)	985,000

		Total General Obligation	44,554,010

Hospitals — 2.9%
2,000,000	A-1	California Statewide CDA Revenue, American Baptist Homes West, LOC-
		LaSalle Bank, 3.680%, 6/7/07 (a)	2,000,000

See Notes to Schedule of Investments.

Citi California Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

Hospitals — 2.9% (continued)
$ 6,200,000	A-1+	Fresno, CA, Revenue, Trinity Health Credit, Series C, SPA-Landesbank
		Hessen-Thuringen, 3.700%, 6/7/07 (a)	$6,200,000

		Total Hospitals	8,200,000

Housing: Multi-Family — 8.4%
990,000	A-1+	California Housing Finance Agency Revenue, MFH, Series D, SPA-Depfa
		Bank PLC, 3.870%, 6/1/07 (a)(d)	990,000
		California Statewide CDA Multifamily Revenue:
1,965,000	A-1+	Coventry Place Apartments, Series JJ, FNMA-Insured, 3.680%, 6/7/07
		(a)(d)	1,965,000
3,000,000	VMIG1(b)	Refunding, Housing, IAC Project, Series W-3, LOC-Wells Fargo Bank
		NW N.A., 3.760%, 6/6/07 (a)(d)	3,000,000
6,240,000	A-1+	California, HFA Revenue, Home Mortgage, Series K, LIQ-Bank of Nova
		Scotia and State Street Bank & Trust, 3.830%, 6/6/07 (a)(d)	6,240,000
11,000,000	A-1+	Los Angeles, CA, Community Redevelopment Agency, MFH Revenue,
		Second & Central Apartments Project, Series A, LOC-HSBC Bank USA
		N.A., 3.680%, 6/6/07 (a)(d)	11,000,000
1,000,000	A-1+	Pleasant Hill, CA, RDA, Multi-Family Revenue, Refunding, Housing Chateau
		III, Series A, LIQ-FNMA, 3.760%, 6/7/07 (a)(d)	1,000,000

		Total Housing: Multi-Family	24,195,000

Housing: Single Family — 3.1%
4,000,000	A-1+	California Housing Finance Agency Revenue, Home Mortgage, Series C,
		SPA-Calyon Bank, 3.890%, 6/1/07 (a)(d)	4,000,000
4,800,000	VMIG1(b)	Sacramento County, CA, City Financing Authority Lease Revenue, Series G,
		AMBAC-Insured, 3.780%, 6/7/07 (a)	4,800,000

		Total Housing: Single Family	8,800,000

Industrial Development — 5.8%
2,000,000	A-1+	California Infrastructure & Economic Development Bank Industrial Revenue,
		Rand Corp., Series B, AMBAC-Insured, SPA-JPMorganChase, 3.840%,
		6/1/07 (a)	2,000,000
		California MFA:
3,600,000	A-1+	Exempt Facilities Revenue, Refunding, ExxonMobil Project, 3.900%,
		6/1/07 (a)(d)	3,600,000
7,500,000	A-1+	IDR, Edelbrock Permanent Mold, LOC-Bank of America N.A., 3.740%,
		6/7/07 (a)(d)	7,500,000
2,370,000	F1+(c)	California Statewide CDA, IDR, Florestone Products Project, LOC-Wells
		Fargo Bank, 3.950%, 6/6/07 (a)(d)	2,370,000
1,300,000	F1+(c)	San Francisco, CA, City & County Redevelopment Agency Lease Revenue,
		PT-2249, AMBAC-Insured, 3.780%, 6/7/07 (a)	1,300,000

		Total Industrial Development	16,770,000

Life Care Systems — 0.8%
2,250,000	A-1	California Statewide Community Development Corp., COP, Covenant
		Retirement Communities, LOC-LaSalle National Bank, 3.680%, 6/7/07
		(a)	2,250,000

Miscellaneous — 10.2%
1,100,000	VMIG1(b)	California Statewide CDA Revenue, North Peninsula Jewish Community
		Center, LOC-Bank of America, 3.800%, 6/1/07 (a)	1,100,000
7,900,000	A-1+	Commonwealth of Puerto Rico, P-Floats PA-944, MBIA-Insured, SPA-
		Merrill Lynch Capital Services Inc., 3.750%, 6/7/07 (a)	7,900,000
10,355,000	VMIG1(b)	Hesperia, CA, Public Financing Authority, 1993 Street Improvement Project,
		LOC-Bank of America, 3.760%, 6/6/07 (a)	10,355,000
		Irvine, CA, Improvement Bond Act 1915:
2,600,000	VMIG1(b)	Assessment District 04-20, Series A, LOC-KBC Bank, 3.830%, 6/1/07
		(a)	2,600,000
1,280,000	A-1+	Assessment District 87-8, LOC-KBC Bank, 3.830%, 6/1/07 (a)	1,280,000

See Notes to Schedule of Investments.

Citi California Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

Miscellaneous — 10.2% (continued)
$ 2,200,000	VMIG1(b)	Revenue, Limited Obligation, Assessment District 04-20, Series B, LOC-
		KBC Bank, 3.840%, 6/1/07 (a)	$2,200,000
4,020,000	F1+(c)	Puttable Floating Option Tax-Exempt Receipts, Series PT-3937, FGIC-
		Insured, LIQ-Merrill Lynch, 3.800%, 6/7/07 (a)	4,020,000

		Total Miscellaneous	29,455,000

Public Facilities — 1.8%
3,755,000	A-1+	Fremont, CA, COP, Maintenance Center & Fire Project, AMBAC-Insured,
		SPA-Dexia Credit Local, 3.700%, 6/7/07 (a)	3,755,000
1,465,000	A-1+	Orange County, CA, Improvement Bond, Assessment District No. 88-1, LOC-
		KBC Bank NV, 3.800%, 6/1/07 (a)	1,465,000

		Total Public Facilities	5,220,000

Solid Waste — 1.4%
4,100,000	A-1+	Orange County, CA, Sanitation Districts, COP, Series B, SPA-Dexia Public
		Finance Bank, 3.830%, 6/1/07 (a)	4,100,000

Tax Allocation — 5.3%
5,760,000	SP-1+	Commonwealth of Puerto Rico, TRAN, LOC-Bank of Nova Scotia, BNP
		Paribas, Dexia Credit Local, Fortis Bank SA/NV, Banco Bilboa Vizcaya
		and Banco Santander PR, 4.500% due 7/30/07	5,768,919
7,100,000	SP-1+	Kern County, California, TRAN, 4.500% due 6/29/07	7,104,432
2,475,000	A-1+	Westminster, CA, RDA, Tax Allocation Revenue, Commercial
		Redevelopment Project Number 1, AMBAC-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.720%, 6/7/07 (a)	2,475,000

		Total Tax Allocation	15,348,351

Transportation — 3.6%
4,000,000	A-1	California Transit Finance Authority, FSA-Insured, SPA-Credit Suisse First
		Boston, 3.700%, 6/6/07 (a)	4,000,000
2,150,000	A-1+	Los Angeles Department of Airports Revenue, International Airport A, LOC-
		BNP Paribas, 3.900%, 6/1/07 (a)(d)	2,150,000
1,750,000	A-1+	Orange County, CA, Transportation Authority, Toll Road Revenue, Express
		Lanes, Series B-2, AMBAC-Insured, 3.700%, 6/7/07 (a)	1,750,000
2,550,000	A-1	Port of Oakland, CA, Series 1192, FGIC-Insured, LIQ-Morgan Stanley,
		3.810%, 6/7/07 (a)(d)	2,550,000

		Total Transportation	10,450,000

Utilities — 7.7%
1,900,000	A-1+	Adelanto, CA, Public Utility Authority, Utility Systems Project, Series A,
		AMBAC-Insured, SPA-Dexia Credit Local, 3.830%, 6/1/07 (a)	1,900,000
6,000,000	A-1+	California Alternative Energy Source Financing Authority Cogeneration
		Revenue, Refunding, GE Capital Corp., Arroyo, Series B, 3.680%, 6/6/07
		(a)(d)	6,000,000
		California PCFA, PCR, Pacific Gas & Electric:
1,700,000	A-1+	Series E, LOC-JPMorganChase, 3.820%, 6/1/07 (a)	1,700,000
3,000,000	A-1+	Series F, LOC-Bank One, 3.820%, 6/1/07 (a)	3,000,000
		Puerto Rico, Electric Power Authority Revenue, PART, MSTC:
5,900,000	A-1+	Series SGA 43, MBIA-Insured, SPA-Societe Generale, 3.810%, 6/6/07
		(a)	5,900,000
1,700,000	A-1+	Series SGA 44, MBIA-Insured, SPA-Societe Generale, 3.810%, 6/6/07
		(a)	1,700,000
2,000,000	NR	San Francisco, CA, TECP, 3.550% due 6/6/07	2,000,000

		Total Utilities	22,200,000

Water & Sewer — 19.9%
800,000	A-1+	California State Department of Water Resource Power Supply Revenue,
		Series B-2, LOC-BNP Paribas, 3.850%, 6/1/07 (a)	800,000

See Notes to Schedule of Investments.

Citi California Tax Free Reserves

Schedule of Investments (unaudited) (continued)	May 31, 2007

Face
Amount	Rating‡	Security	Value

Water & Sewer — 19.9% (continued)
$ 1,800,000	A-1+	Irvine Ranch, CA, Water District, Consolidated District , LOC-Landesbank
		Baden-Wurttemberg, 3.850%, 6/1/07 (a)	$1,800,000
5,000,000	F1+(c)	Los Angeles County, CA, Sanitation Districts Financing Authority Revenue,
		Series 1686, AMBAC-Insured, LIQ-Morgan Stanley, 3.780%, 6/7/07 (a)	5,000,000
12,000,000	A-1+	Los Angeles, CA, Water & Power Revenue, Power System, Subordinated
		Series A-8, 3.690%, 6/7/07 (a)	12,000,000
1,945,000	A-1+	Metropolitan Water District of Southern California, Series C-2, SPA-Dexia
		Credit Local, 3.700%, 6/7/07 (a)	1,945,000
		Orange County, CA, Sanitation Districts, COP:
590,000	A-1+	Capital Improvement & Refunding Project, LOC-Societe Generale,
		3.800%, 6/1/07 (a)	590,000
3,100,000	A-1+	Capital Projects, LOC-Landesbank Hessen, 3.710%, 6/6/07 (a)	3,100,000
6,240,000	A-1+	SPA-Depfa Bank PLC, 3.800%, 6/1/07 (a)	6,240,000
2,000,000	VMIG1(b)	Rancho, CA, Water District Financing Authority, Series B, FGIC-Insured,
		SPA-FGIC, 3.630%, 6/6/07 (a)	2,000,000
8,745,000	A-1	Sacramento County, CA, Water Financing Authority Revenue, Series 1710,
		FGIC-Insured, LIQ-Morgan Stanley, 3.780%, 6/7/07 (a)	8,745,000
		San Diego, CA, Water Authority:
2,500,000	NR	3.530% due 6/6/07	2,500,000
2,500,000	NR	3.700% due 8/21/07	2,500,000
9,990,000	NR	San Francisco, CA, City & County Public Utilities Commission Water
		Revenue, Series 1643, FSA-Insured, LIQ-Morgan Stanley, 3.780%,
		6/7/07 (a)	9,990,000

		Total Water & Sewer	57,210,000

		TOTAL INVESTEMENTS — 99.3% (Cost — $286,002,361#)	286,002,361
		Other Assets in Excess of Liabilities — 0.7%	2,115,726

		TOTAL NET ASSETS — 100.0%	$288,118,087

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Rating by Moody's Investors Service.
(c)	Rating by Fitch Ratings Service.
(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax ("AMT").
#	Aggregate cost for federal income tax purposes is substantially the same.

See page 5 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
CDA - Community Development Authority
COP - Certificate of Participation
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GO - General Obligation
GTD - Guaranteed
HFA - Housing Finance Authority
IDR - Industrial Development Revenue
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MFA - Municipal Finance Authority
MFH - Multi-Family Housing
MSTC - Municipal Securities Trust Certificates
PART - Partnership Structure
PCFA - Pollution Control Finance Authority
PCR - Pollution Control Revenue
RDA - Redevelopment Agency
SPA - Standby Bond Purchase Agreement
ST GTD - State Guaranteed
TECP - Tax Exempt Commercial Paper
TRAN - Tax and Revenue Anticipation Notes
USD - Unified School District

See Notes to Schedule of Investments.

Short-Term Security Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments;
those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Citi California Tax Free Reserves (the “Fund”) is a separate non-diversified series fund of Legg Mason Partners Money Market Trust ("Trust"). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate non-diversified series of CitiFunds Trust III, a Massachusetts business trust is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to their compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting California.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.		CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.		EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By      /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:      July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:      July 27, 2007

By:     /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:      July 27, 2007